Cover Page	12 Months Ended
Mar. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	SONY GROUP CORPORATION
Entity Central Index Key	0000313838
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Entity File Number	1-6439
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	7-1, KONAN 1-CHOME
Entity Address, City or Town	MINATO-KU
Entity Address, Postal Zip Code	108-0075
Entity Address, Country	JP
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	J. Justin Hill, Senior Vice President, Finance & Investor Relations
Entity Address, Address Line One	25 Madison Avenue, 26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010-8601
Local Phone Number	833-6722
City Area Code	212
American depositary shares
Document Information [Line Items]
Trading Symbol	SONY
Entity Common Stock, Shares Outstanding	118,979,394
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares
Common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,239,227,575
Security Exchange Name	NONE
Title of 12(b) Security	Common Stock
No Trading Symbol Flag	true